Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Transactions with Related Parties [Abstract]
Schedule of related party transactions
	Year ended December 31,
	2015	2016
Balance Sheet
Due to related parties	$-	$7,231

Advances for drilling units under construction and related costs	$394	$1,569
Drilling units, machinery and equipment, net	2,961	488
Accrued liabilities	$6,432	$3,100

	Year ended December 31,
Statement of Operations	2014	2015	2016
Revenues - commission fees	$16,826	$16,524	$14,925
Drilling units operating expenses	-	-	4,209
Amortization and write-off of financing fees - DryShips	-	2,781	-
General and administrative expenses	32,660	7,409	24,924
Interest income	$1,164	$6,024	$-